Derivative Financial Instruments and Hedging Instruments (Details 1) € in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, Kč in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CZK (Kč)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 SGD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CZK (Kč)	Dec. 31, 2016 MYR (RM)	Dec. 31, 2016 SGD ($)
Maturity Date Jan- Feb. 2017 [Member] | Sell USD Buy NTD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged									$ 22,687,304	$ 711,000
Maturity Date Jan- Feb. 2017 [Member] | Sell EUR Buy CZK [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged													€ 3,190	Kč 85,791
Maturity Date Jan- Mar 2017 [Member] | Sell USD Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged										126,730	¥ 13,860,716
Maturity Date Jan- Mar 2017 [Member] | Sell USD Buy MYR [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged										741					RM 3,296
Maturity Date Mar 2017 [Member] | Sell NTD Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged									1,474,085		5,400,000
Maturity Date Mar 2017 [Member] | Sell EUR Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged											10,693,738		90,000
Maturity Date Mar 2017 [Member] | Sell EUR Buy USD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged										44,148			41,000
Maturity Date Mar 2017 [Member] | Sell JPY Buy NTD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged									13,725		50,000
Maturity Date Jan- Jun 2017 [Member] | Sell USD Buy CNY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged										96,000		¥ 662,180
Maturity Date Jan- Apr 2017 [Member] | Sell CNY Buy USD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged										52,189		359,763
Maturity Date Jan 2017 [Member] | Sell EUR Buy NTD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged									$ 171,967				€ 5,000
Maturity Date Jan 2017 [Member] | Sell USD Buy SGD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged										$ 170,157						$ 245,680
Maturity Date Jan- Jul 2017 [Member] | Sell CNY Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged											¥ 9,068,273	¥ 588,583
Maturity Date Jan - Feb 2018 [Member] | Sell USD Buy NTD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	$ 6,377,672	$ 213,100
Maturity Date Jan - Feb 2018 [Member] | Sell EUR Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged			¥ 8,691,815		€ 65,000
Maturity Date Jan- Mar 2018 [Member] | Sell EUR Buy CZK [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged					€ 3,280	Kč 83,502
Maturity Date Jan- Mar 2018 [Member] | Sell USD Buy MYR [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged		931					RM 3,811
Maturity Date Jan- Jun 2018 [Member] | Sell USD Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged		304,926	34,092,055
Maturity Date Jan- Apr 2018 [Member] | Sell USD Buy CNY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged		137,000		¥ 903,800
Maturity Date Jan- Apr 2018 [Member] | Sell CNY Buy JPY [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged			1,443,259	¥ 86,623
Maturity Date Jan 2018 [Member] | Sell JPY Buy NTD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	$ 2,654,220		¥ 10,000,000
Maturity Date Jan 2018 [Member] | Sell USD Buy SGD [Member]
Current financial assets at fair value through profit or loss [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged		$ 5,480						$ 7,366